SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2023
SHARE CAPITAL AND SHARE-BASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2022	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Expired	(880,000)	$1.98
Cancelled / Forfeited	(45,000)	$1.40
Stock options outstanding, December 31, 2022	4,256,000	$1.36
Granted	2,545,000	$1.12
Expired	(105,000)	$1.30
Cancelled / Forfeited	(30,000)	$1.40
Stock options outstanding, September 30, 2023	6,666,000	$1.27
Stock options exercisable, September 30, 2023	5,328,500	$1.31

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 21, 2024	$0.79	126,000	0.89	126,000	0.89
August 4, 2025	$1.64	1,660,000	1.85	1,660,000	1.85
March 25, 2027	$1.20	2,330,000	3.48	2,330,000	3.48
May 4, 2027	$0.92	25,000	3.59	25,000	3.59
March 29, 2028	$1.12	2,375,000	4.50	1,187,500	4.50
July 10, 2028	$1.12	150,000	4.78	-	4.78

		6,666,000	3.31	5,328,500	3.14

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	September 30, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	3.10%	2.49%
Expected dividend yield	0.00%	0.0%
Expected warrant life (years)	5.00	5.00
Expected stock price volatility	61.10%	59.98%
Expected forfeiture rate	17%	20%
Weighted average fair value	$0.60	$0.63

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2022	1,439,477	$1.32
Granted	1,799,000	$1.19
Exercised	(982,879)	$1.18
Cancelled / Forfeited	(64,932)	$1.40
RSUs outstanding, December 31, 2022	2,190,666	$1.27
Granted	1,878,320	$1.11
Exercised	(1,005,333)	$1.37
Cancelled / Forfeited	(15,333)	$1.14
RSUs outstanding, September 30, 2023	3,048,320	$1.03

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 25, 2022	$1.19	1,182,000
March 29, 2023	$1.12	1,797,000
July 10, 2023	$0.94	69,320
		3,048,320

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Net income (loss) for the period	$(803)	$(1,129)	$(21)	$1,800
Basic weighted average number of shares outstanding	122,433,272	117,876,825	120,093,760	113,027,305
Effect of dilutive share options, warrants, and RSUs (‘000)	-	-	-	3,248,128
Diluted weighted average number of shares outstanding	122,433,272	117,876,825	120,093,760	116,275,433
Basic income (loss) per share	$(0.01)	$(0.01)	$(0.00)	$0.02
Diluted income (loss) per share	$(0.01)	$(0.01)	$(0.00)	$0.02